SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and consolidation

(a) basis of presentation and consolidation

          The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE for which the Company is the ultimate primary beneficiary, and the VIE's subsidiaries.

These consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company, its subsidiaries, VIEs and VIEs' subsidiaries in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Commencing January 1, 2013, due to the expansion of the Company's business and diversification of revenue streams , revenue presentation was reclassified into categories of (i) mobile value added services, which includes original revenue stream of consumer mobile security, mobile games, and live mobile social video platform; (ii) enterprise mobility; (iii) advertising services; and (iv) other services. The comparative figures, for the year ended December 31, 2012, have been reclassified to conform to the current presentation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore, the Company or its subsidiary is the primary beneficiary of the entity.

All significant inter-company transactions and balances have been eliminated upon consolidation.

Reclassification

(b) Reclassification

Certain prior year amounts in the consolidated financial statements have been reclassified to conform with the current year presentation. These reclassifications have not changed the results of operations of prior periods.

Business Combinations

(c) Business Combinations

          The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805: Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquired entity over (ii) the fair value of the identifiable net assets of the acquired entity, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risks inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over the relevant period.

In a business combination achieved in stages, the Company re-measures its previously held equity interest in the acquired entity at its acquisition-date fair value and recognizes the resulting gain or loss in earnings.

Use of estimates

(d) Use of estimates

The preparation of these consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosures of contingent assets and liabilities. Management makes its estimates based on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company's consolidated financial statements mainly include the allowance for doubtful accounts, the valuation allowance of deferred tax assets, the estimated useful lives of long-lived assets, the impairment assessment of long-lived assets and equity investments, the valuation and recognition of share-based compensation, and goodwill and fair value of identifiable assets and liabilities acquired through business combination.

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Term deposits

(f) Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months and equal or less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the period.

Restricted cash

(g) Restricted cash

        Cash that is deposited in the bank but restricted for a specific purpose and therefore not available for immediate and general use by the Company is classified as restricted cash, which is presented separately from cash and cash equivalents on the consolidated balance sheet. The deposited balance is included in the Group's bank account for guarantee of certain business purpose under an agreement until being used for the designated purpose or withdrawn due to expiration of the guarantee. As of December 31, 2013 and 2014, the Company had a restricted cash balance which is set aside for a period of 6 months of nil and US$3,767, respectively.

Short-term investments

(h)  Short-term investments

Short term investments refer to the available-for-sale investments made in financial instruments with guaranteed return of principal upon maturity with a variable interest rate indexed to the performance of underlying assets.In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value.

In the fourth quarter of 2014, the Company invested US$37,588 (equivalent to RMB230,000) in a financial instruments managed by a bank in the PRC. The terms of the financial product are thirteen to twenty-eight days. The financial instruments matured in December 2014. The Company earned investment income of US$65 on the financial instruments, which was included in realized gain on available-for-sale investments in the consolidated statements of comprehensive income.

Allowance for doubtful accounts

(i) Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. The following table presents movement of the allowance for doubtful accounts:

	Balance at Beginning of Year	Charged to Expenses	Write-Offs Net of Recoveries	Balance at End of Year
	US$	US$	US$	US$
Allowance for doubtful accounts
2012	636	459	—	1,095
2013	1,095	3,027	(204)	3,918
2014	3,918	4,974	—	8,892

Inventory

(j) Inventory

Inventories, consisting of products and devices available for sale, are accounted for using first in first out method, and are valued at the lower of cost or market. This valuation requires the Group to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

Equity investments

(k) Equity investments

The Company's equity investments are comprised of privately-held companies and limited partnerships. The Company uses the cost method to account for investments in shares that are not common stock or in-substance common stock, or investments in shares that are common stock or in-substance common stock, but over which the Company does not have significant influence. The Company uses the equity method to account for common stock equivalent equity investments in private-held companies over which the Company has significant influence but does not own a majority equity interest or otherwise control. The Company also uses the equity method to account for investments in limited partnerships unless the Company's equity interest is so minor that the Company may have virtually no influence over the partnerships operating and financial policies.

Cost method investments

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, the Company carries the cost method investments at cost and only adjusts for other-than-temporary impairment and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs.

Equity method investments

In accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall, the Company initially records its equity method investments at cost and any excess of the cost of the investment over the proportional fair value of the underlying tangible and intangible assets and liabilities of the investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company's proportionate share of each equity investee's net income or loss into consolidated statements of comprehensive income after the date of investment. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero.

Sales of equity interests of an investee by the Company is accounted for as gains or losses equal to the difference at the time of sale between selling price and carrying amount of the equity interests sold.

Impairment for equity investments

The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. Other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment's carrying value over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of such investment.

Property and equipment, net

(L) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years

Expenditure for repairs and maintenance is expensed as incurred. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Goodwill

(m) Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of November 1 and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than- not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Intangible Assets

(n) Intangible Assets

Intangible assets, comprising computer software, domain name use right, revenue sharing agreements, customer relationship, non-compete agreements, user base, technology, game and other finite-lived intangible assets, which are separable from the fixed assets, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets.

Impairment of long-lived assets

(o) Impairment of long-lived assets

The carrying amounts of long-lived assets other than goodwill are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment of long-lived assets was recognized for any of the periods presented.

Convertible Debts

(p) Convertible Debts

In accordance with ASC subtopic 470-20, the convertible debts are initially carried at the principal amount of the convertible debts. Debt premium or discounts, which are the differences between the carrying value and the principal amount of convertible debts at the issuance date, together with related debts issuance cost, are subsequently amortized using effective interest method as adjustments to interest expense from the debt issuance date to its first redemption date. Convertible debts are classified as a current liability if they are or will be callable by the Company or puttable by the debt holders within one year from the balance sheet date, even though liquidation may not be expected within that period.

Functional currency and foreign currency translation and transactions

(q) Functional currency and foreign currency translation and transactions

The Group's reporting currency is the U.S. dollar (“US$”). The functional currency of the Company, and the Company's overseas subsidiaries is US$, while the functional currency of the Company's PRC subsidiaries, VIE and VIE's subsidiaries is RMB. In the consolidated financial statements, the financial information of the Company's subsidiaries, VIE and VIE's subsidiaries has been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of changes in equity and comprehensive income (loss).

Transactions denominated in currencies other than the functional currency are translated into prevailing functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income (loss).

Mezzanine Equity

(r) Mezzanine Equity

Mezzanine Equity consists of non-controlling interests in FL Mobile Inc. and a put option pursuant to which the non-controlling shareholders will have the right to put their equity interests in FL Mobile Inc. to the Company at a pre-determined price if FL Mobile Inc. does not complete a qualified listing. The put option will expire within three month after the first anniversary of the closing date. Since the occurrence of the put is not solely within the control of the Company, the Company classifies the non-controlling interest as mezzanine equity instead of permanent equity in the Company's consolidated financial statements.

In accordance with ASC subtopic 480-10, the Company calculates, on an accumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interest to its estimated redemption value over the period from the date of the issuance to the earliest redemption date of the non-controlling interest and (ii) the amount of net profit attributable to non-controlling shareholders of FL Mobile Inc. based on their ownership percentage. The carrying value of the non-controlling interest as mezzanine equity will be adjusted by an accumulative amount equal to the higher of (i) and (ii). See Note 14 – “MEZZANINE EQUITY.”

Revenue recognition

(s) Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and/or service has been performed, the price is fixed or determinable and collection is reasonably assured.

In accordance with ASC 605-45, the Company adopts net presentation method for its revenue, under which revenues are net of business tax, related surcharges and value added tax.

Revenues presented in the consolidated statements of comprehensive income include revenues from mobile value added services that are comprised of consumer mobile security, mobile games and live mobile social video platform, advertising services, enterprise mobility and other services.

Mobile Value Added Services Revenues

Consumer mobile security revenues

Consumer mobile security revenues are derived principally from providing premium mobile security and productivity services to end users. The basic functions of security and productivity services, including anti-virus, anti-malware, anti-spam, privacy protection, data backup and recovery are free of charge. The customers are charged for updating the anti-virus database on a pay-per-use basis or paying a fee to subscribe to the premium security and productivity services including continuous update of anti-virus database, continuous update of the semantics of anti-spam, and advanced privacy protection on a monthly, quarterly, semi-annually or annually basis. The Group recognizes revenue for premium services considered to be software-related (e.g., mobile security services) in accordance with industry specific accounting guidance for software and software-related transactions. For premium services where the customer does not take possession of fully-functioning software (e.g., mobile productivity services), the Group recognizes revenue pursuant to ASC 605, Revenue Recognition. Provided collectability is probable, revenue is recognized over the usage period which is the same for software-related services and services where software is incidental to the provision of the services. Basic functions and customer support are provided to end users free of charge, whether they subscribe to services or not. Customer arrangements may include premium mobile security and productivity services which are multiple elements. Revenue on arrangements that include multiple elements is allocated to each element based on the relative fair value of each element. Fair value is generally determined by vendor-specific- objective-evidence (“VSOE”). For all the periods presented, the usage period for the elements in arrangements that include multiple elements is the same. No allocation was performed as there is no impact from the allocation on revenue recognized.

Revenue for pay-per-use services is recognized on a per-use basis when the update is made. Proceeds from sale of subscription services are deferred when received and revenue for the subscription services is recognized on a straight-line basis over the estimated service period provided all revenue recognition criteria have been met.

The payment channels include wireless carriers and service providers, independent distributors of prepaid cards, and third-party payment processors.

Wireless carriers and service providers. The Group, via service providers, cooperates with wireless carriers to provide consumer mobile security services to the customers. In China, service providers have the exclusive licenses to contract with wireless carriers in offering consumer mobile security services to the end users and they are mainly responsible for assisting in the billing of consumer mobile security services. Wireless carriers are mainly responsible for billing, collection and customer support relating to the end users. Under certain circumstances, the Group itself is a service provider and contract directly with wireless carriers.

Fees paid for premium service are charged to the customers' telephone bills and shared between us and wireless carriers. The sharing percentage is fixed and determined by wireless carriers. The Group does not enter into arrangements directly with the wireless carriers except when the Group acts as a service provider and the wireless carriers are not acting as an agent for us in the transactions. Therefore, the revenue recognized is net of the amounts retained by the wireless carriers.

The Group recognizes and report consumer mobile security services revenues on a gross basis based on service providers' portion of the billings as the Group has the primary responsibility for fulfillment and acceptability of the consumer mobile security services and are considered a principal in the transactions. The amounts attributed to services providers' share are determined pursuant to the arrangements between services providers and us and are recognized as costs of revenues.

To recognize consumer mobile security services revenues, the Group relies on wireless carriers and service providers to provide us with the billing confirmations for the amount of services they have billed to their mobile customers. At the end of each reporting period, when the wireless carriers or service providers are yet to provide us the monthly billing confirmations, the Group uses information generated from internal system as well as the historical data to estimate the amounts of collectable consumer mobile security services fees and to recognize revenue. Historically, there have been no significant adjustments to the revenue estimates.

Prepaid cards. The Group sells prepaid cards to customers through independent distributors. The customers can use the prepaid cards to subscribe to the premium services offered by the group. Once the customers activate the premium services using the prepaid cards, the Group starts to recognize revenues on a straight-line basis over the service period. The unused cash balances remaining in users' accounts are recorded as a liability in deferred revenue. While the Group has primary responsibility for fulfillment and acceptability, the Group does not have control of, and generally does not know, the ultimate selling price of the prepaid cards sold by the distributors, and therefore, net proceeds from the distributors form the basis of revenue recognition.

Third-party payment processors. The customers can also subscribe to premium services directly through the Company's website and the billings are handled by third-party payment processors. Under these circumstances, the Group has the primary responsibility for fulfillment and acceptability of the service and recognizes the revenue on a gross basis. The amounts attributed to third-party payment processors are recognized as costs of revenue

Mobile games revenues

Mobile game revenues are derived principally from game operations for both third-party developed mobile games and self-developed mobile games and game licensing of self-developed mobile games to other third-party game operators.

Mobile game operations. The Group generates mobile games revenues from operating and publishing mobile games developed by third parties and itself. The Group enters into exclusive or joint operation agreements with developers for licensed mobile game applications. The Group distributes the games on Apple's App Store, Android platforms, FL Mobile's platforms and other channels (collectively, “Platforms”). Game players can download the free-to-play games and pay to acquire virtual currency which can be redeemed in the game for in-game virtual items.

The Group sells both consumable and durable virtual goods in games. Consumable goods are items that are used up one-time, while durable goods are items accessible to the user over an extended period of time. For games under joint operation, the Group recognizes revenue from the sales of both consumable goods and durable goods at once when the virtual items are delivered. For games under exclusive operations, the Group recognizes revenue from the sales of consumable goods when the goods are used up. The Group recognizes revenue from the sales of durable goods ratably over the estimated average playing period of paying users.

The Groups estimates the playing periods of paying users based on available data obtained since September 2012. On a quarterly basis, the Groups determines the estimated average playing period for paying players on a game by game basis, beginning at the time of a payer's first purchase in that game and ending on a date when that paying player is no longer playing the game. The Group then calculates the average of the time periods from the first purchase date to the date the player is expected to cease playing the game for each game player to determine the total average playing period for that game.

The Group determines that a paying player will cease playing a game once the Inactive Period has occurred. The Group defines the Inactive Period as the time period after which if a paying player has not logged onto a game, the possibility that he/she will continue to play the game in the future is very low. To determine the Inactive Period, the Group regularly analyzes the paying players' activities on games to determine when the paying players stop playing the games. For the players who have not logged onto a game for 50 days as of the period end, the Group deems them inactive players. For the players who have not logged onto a game for less than 50 days as of the period end, the Group deems that they will cease to play the game after 90 days from the last date when they logged onto the game before the period end.

Currently estimated average playing periods of the mobile games are three months, based on current available game player information. The Group regularly reassesses these estimates and may revise such estimates in the future as additional game data becomes available and if and when future data indicates a change in playing patterns or behaviors.

Pursuant to agreements signed between the Group and game developers and between the Group and Platforms, revenues from the sale of game currency to be used for the purchase of virtual items are shared among the Group, game developers and Platforms for third-party developed games and between the Group and Platforms for self-developed games, based on a pre-agreed ratio for each game.

The determination of whether to record these revenues using gross or net method is based on an assessment of various factors. The primary factors are whether the Group is acting as the principal in offering services to the game players or as an agent in the transaction, and the specific requirements of each agreement.

For third-party developed games operated under exclusive operation agreements and self-developed games, the Group recognizes revenue based on the gross amount billed to customers (i.e., inclusive of the amount retained by Platforms and the amounts paid to game developers under revenue-sharing arrangements if any), because the Group is able to determine pricing for the virtual items sold and is the primary obligor to the customers. The amount paid to Platforms and game developers are recorded as cost of services.

For third-party developed games operated under joint operation agreements, the game developer is considered the primary obligor to the customers and has latitude in establishing price. The Group accounts for such sales on a net basis by recognizing the commission it retains from each sale (i.e., revenue net of the amount retained by Platforms and the amounts paid to game developers under revenue-sharing arrangements).

To determine whether the Platform plays a role of primary obligor or an agent, the Group has considered ASC 605-45-45 and concluded that the Platform is an agent in the sale of in-game virtual items to the customers because it 1) is not responsible for the fulfillment of in-game virtual items and does not take overall responsibility of the services provided to the customers, 2) does not have pricing latitude and only receives a fixed commission, 3) does not have inventory risk, 4) does not change the virtual items sold or determine specifications of the game or the virtual items sold, and 5) does not have credit risk. In the case of self-developed games and third-party developed games under exclusive operation by the Group, Platforms are the agents of the Group. In the case of third-party developed games under joint operation, Platforms are the agents of the game developers.

Mobile game licensing. The Group licenses its self-developed games to other third-party game operators and generally receives revenue in forms of initial license fees, non-refundable minimum guarantee, monthly revenue-based fees under revenue-sharing arrangement or a combination. The initial license fee is generally a fixed amount and recognized ratably over the term of the license. The non-refundable minimum guarantee is generally a fixed amount and recognized once the fees are collected. The revenue-based fees under revenue-sharing arrangement are generally equal to a fixed percentage of the revenues generated by the game operators from the sale of virtual items and are recognized when the game operators provide the Group the monthly billing confirmation.

Live Mobile Social Video Platform

The Group operates a live mobile social video community, namely Showself Live Broadcast( LOGO ). The community contains thousands of real time video rooms (the “Room”) with user-created content provided by hosts and online users, and broadcasted to the Rooms' viewers. The Group is responsible for providing a technological infrastructure to enable the hosts, online users and viewers to interact through live mobile social online video platforms.

All the Rooms can be accessed for free. The Group mainly derives the revenue from sales of virtual currency which can be used to purchase virtual presents in the Rooms.

The Group's operating entities primarily cooperate with independent third-party distributors to sell the Group's virtual currency through the distribution agreements with these distributors. Pursuant to the distribution agreements, each distributor is responsible for sales of virtual currency for the Group's community through developing and engaging sales agents who directly sell the virtual currency to users. The Group has discretion to determine the price of the virtual currency sold to sales agents or users. In addition, the Group takes overall responsibility of the content or performances provided by hosts in the Group's community. Consequently, the Group recognizes revenue on a gross basis pursuant to ASC 605-45.

The Group also utilizes third-party payment collection channels, which charges us the payment handling cost, for users to purchase the virtual currency directly from it. The payment handling costs are recorded in cost of sales. Upon sales of virtual currency, we typically have an implied obligation to provide the services which enable the virtual currency to be used on our platform. The Group recognizes revenue ratably over the estimated average playing period of paying users.

The Groups estimates the playing periods of paying users based on available data obtained since the Company launched the platform in April 2014. On a quarterly basis, the Groups determines the estimated average playing period for paying players, beginning at the time of a payer's first purchase on our platform and ending on a date when that paying player is no longer active. The Group then calculates the average of the time periods from the first purchase date to the date the player is expected to cease playing on our platform to determine the total average playing period.

The Group determines that a paying player has ceased playing on our platform once the player reached an Inactive Period. The Group defines the Inactive Period as the length of time after which if a paying player has not logged into the community, the possibility that he/she will continue to play on our platform in the future is very low. To determine the Inactive Period, the Group regularly analyzes paying players' activities in the community. For the players who have not logged on our platform for 50 days as of the period end, the Group deems them inactive players. Currently estimated average playing periods are within three months, based on current available paying users' information. The Group regularly reassesses these estimates and may revise such estimates in the future as additional data becomes available and if and when future data indicates a change in playing patterns or behaviors.

Advertising Revenues

Advertising revenues are derived principally from promotion of third-parties' applications, games or services over a particular period of time, through a variety of patterns, which are classified into online advertising services and offline advertising services.

Online advertising revenues. The Group promotes third-parties' games and applications through NQ security applications and interest-based online community applications in a variety of forms including but not limited to offer-walls, push-notification, and content integrations. Advertising fees are generally charged to advertisers on the cost per action (“CPA”) basis. The desired actions to be performed include but are not limited to activation, download, click, registration or opt-ins, which are determined by the advertisers. The revenues are generally recognized when the end users activate the applications, register accounts or deliver their opt-ins.

The Group also provides advertising services by embedding the advertisement in applications developed by third-party content providers. The Group signs agreements with advertisers and content providers separately. The determination of whether to record these revenues using gross or net method is based on an assessment of various factors. The primary factors are whether the Group is acting as the principal in offering services to advertisers or as an agent in the transaction, and the specific requirements of each agreement. After considering the Company's obligations and risks, latitude in establishing price, determination of service specifications and etc., the Group concludes that the Group is the primary obligor in the contracts with advertisers. The fees are charged to advertisers on the CPA basis. The revenues are recognized by us on a gross basis pursuant to ASC 605-45, including payments to content providers. The advertising fees paid to the third-party content providers are recognized as costs of services.

 Moreover, the Group provides advertisement placements on the Company's websites and interest-based communities. The Group enters into pay-for-time (“CPT”) contracts with advertisers, under which the fixed price and advertising services are established upfront and charged ratably over the contractual period of display.

Offline pre-installation revenues. The Group provides with the pre-installation services to promote various applications in mobile phones. The revenues are recognized when the end users activate the applications or become active users within certain periods, pursuant to the contracts.

Enterprise Mobility Revenues

Enterprise mobility revenues are derived principally from hardware sales to enterprise users, technology and software development, and commission income shared from mobile network operators, all of which are provided on a stand-alone basis in the years of 2013 and 2014.

The revenue from sale of hardware is recognized upon the time of delivery. Hardware is considered delivered to customers once customers acknowledge the receipt of the hardware delivered and the title and risk of loss have been transferred. For most of the hardware sales, these criteria are met at the time customers' sign off the delivery notes.

The Group recognizes the revenue from technology and software development upon the delivery and acceptance by customers of the standard proprietary software or tailored enterprise software, which involves significant production, modification, or customization. These software arrangements generally include the right to post contract customer support (“PCS”). The Group recognizes the technology and software development revenues immediately after the Group delivers the software since PCS is assessed insignificant after considering the facts of (i) no additional charges are incurred for PCS; (ii) all PCS are normally for a period of 6 months to 1 year; (iii) the estimated cost for such services is insignificant based on historical records; and (iv) the Group does not offer upgrades or enhancements to the software during PCS period and these services are expected to continue to be infrequent. The Group adopts completed-contract method to account for revenues from technology and software development, given the substantive acceptance terms in arrangements and short duration of development.

Commission income is derived from bringing enterprise users to the mobile network operators and is determined based on fixed percentages of actual charges to the enterprise users as agreed with the mobile operators. Commission incomes are recognized in the month in which the service is provided to the enterprise users. For the amount of revenues to be recognized, the Group firstly estimates the amount of service fee and recognizes revenue based on the fixed commission rates as stipulated on the contract that multiply the estimated customer charges. When the Group later receives the statements of actual charge issued by the mobile network operators, the Group records a true-up adjustment. Based on the historical experience, there had not been any material adjustments incurred.

Other Services Revenues

Other services revenues are derived principally from providing technology development and training services. The Group recognizes these revenues when performance is completed.

Cost of revenues

(t) Cost of revenues

Cost of revenues primarily consists of customer acquisition cost paid to third party business partners based on number of end users referred by them, which are expensed when earned by third party business partners, fees paid to the handset makers and promotion agents for them to preload the Group's software and fees paid to or retained by SPs and third party payment processors for their services relating to the billing of the Group's consumer mobile security revenues. Cost of revenues also includes the hardware procurement cost for enterprise mobility business, as well as fees paid to third-party content providers for advertising services and mobile game operations. Staff costs of those departments directly involved in providing mobile value added services, enterprise mobility and advertising services, as well as other services are also included in cost of revenues.

Marketing and Advertising costs

(u) Marketing and Advertising costs

Marketing and Advertising costs consist primarily of costs for the promotion of corporate image and product marketing. The Group expensed all marketing and advertising costs as incurred. Marketing and advertising costs for the years ended December 31, 2012, 2013 and 2014 are US$8,546, US$13,318 and US$11,293, respectively.

Research and development

(v) Research and development

Research and development related expenses consist primarily of payroll-related expenses incurred for new product development and product enhancements. The Group expenses all costs incurred for the development of mobile security and productivity software, technology and software for enterprise customers, and technology of mobile platforms when incurred prior to the establishment of technological feasibility. Once the software has reached technological feasibility with a proven ability to operate in the market, all subsequent software development costs shall be capitalized until that software is marketed. The amount of costs qualifying for capitalization has been immaterial and, as a result, the Group did not capitalize any research and development costs for the years ended December 31, 2012, 2013 and 2014.

Operating lease

(w) Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight line basis over the lease periods.

Gain on change of interest in an associate

(x) Gain on change of interest in an associate

The gain on change of interest in an associate represents the difference at the time of change of interest in an associate between the transfer price and carrying amount of the interest transferred. The Group recognized a gain of US$943 from the change of equity interest in FL Mobile in the year ended December 31, 2012. See Note 4 – “Business Combination”. No sale of interest in an associate occurred in the years ended December 31, 2013 and 2014.

Government Grant

(y) Government Grant

Government grant is recorded as a liability in deferred revenue when receive upfront, and recognize as other income or reduction of related expense in the period when (i) all of the conditions attached to the subsidy are satisfied or it is not subject to future return or reimbursement, and (ii) the subsidies have been received or become receivable with reasonable assurance. The Group recorded subsidies from the PRC government of US$40, US$761 and US$852, in other income for the years ended December 31, 2012, 2013 and 2014, respectively.

Employee benefits

(z) Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees' salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group's obligations are limited to the amounts contributed.

The Group recorded employee benefit expenses of US$1,845, US$4,393 and US$7,274 for the years ended December 31, 2012, 2013 and 2014, respectively.

Share-based compensation

(aa) Share-based compensation

The Group grants share options and restricted shares to its selected employees, directors and non-employee consultants. Awards granted to employees with service conditions attached are measured at the grant date fair value and are recognized as an expense using graded vesting method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Awards granted to employees with performance conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses in the period and thereafter when the performance goal becomes probable to achieve.

Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

Awards granted to non-employees are measured at fair value at the earlier of the commitment date or the date the services are completed, and are recognized using graded vesting method over the period the service is provided.

Binomial option-pricing models are adopted to measure the value of awards at each grant date or measurement date. The determination of fair value is affected by the share price as well as assumptions relating to a number of complex and subjective variables, including but not limited to the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the option-pricing model requires extensive actual employee and non-employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions.

Non-controlling interest

(ab) Non-controlling interest

Non-controlling interest represents the equity interest in subsidiaries that is not attributable, either directly or indirectly, to the Company's shares in such subsidiaries. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest in the results of the Company is presented on the face of the consolidated statements of comprehensive income as an allocation of the total profit or loss for the periods between non-controlling shareholders and the shareholders of the Company.

Treasury Stock

(ac) Treasury Stock

The Company accounted for shares repurchased as treasury shares under the cost method and includes such treasury shares as a component within shareholders' equity in accordance with ASC 505-30, and the treasury shares acquired are shown separately in the shareholders' equity as the Company has not yet decided on the ultimate method of disposition for those shares. When the treasury stock is retired, or repurchased for reissue, an excess of repurchase price over par value may be allocated into additional paid-in capital.

Income tax

(ad) Income tax

Current income tax is provided on the basis of income for financial reporting purpose, adjusted for income and expense items which are not assessable or deductible for income tax purpose, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax is accounted for using the liability approach which requires the recognition of income tax payable or refundable for the current year and deferred income tax liabilities and assets for the future tax consequences of events that have been recognized in the Group's financial statements or tax returns. Deferred income tax is determined based on the differences between the financial reporting and tax basis of assets and liabilities and is measured using the currently enacted income tax rates and laws. The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in the consolidated statements of comprehensive income in the period when such changes are enacted. A valuation allowance is provided to reduce the carrying amounts of deferred income tax assets if it is considered more likely than not that a portion or all of the deferred income tax assets will not be realized.

Uncertain tax position

(ae) Uncertain tax position

The Group adopts a more likely than not threshold and a two-step approach for the measurement of tax position and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including the resolution of related appeals or litigation process, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

The Company has elected to classify interest related to an uncertain tax position (if and when required) to interest expense, and classify penalties related to an uncertain tax position (if and when required) as part of other expense in the consolidated statements of comprehensive income. For the years ended December 31, 2012, 2013 and 2014, the Company did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions.

Statutory reserve

(af) Statutory reserve

The Company's PRC subsidiaries, VIEs and the VIEs' subsidiaries in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China's Foreign Investment Enterprises, the Company's subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (determined under the Accounting Standards for Business Enterprises promulgated by the Ministry of Finance of the People's Republic of China (“PRC GAAP”)) to reserve funds including (i) general reserve fund; (ii) enterprise expansion fund; and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective companies. Appropriations to the other two reserve funds are subject to discretion of respective companies.

In accordance with China Company Laws, the Company's PRC subsidiary, VIEs and the VIEs' subsidiaries that are domestic companies, must make appropriations from their after-tax profit (determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus funds; and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective companies. Appropriation to the discretionary surplus fund is made at the discretion of respective companies.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase of registered capital of the respective companies. These reserves are not allowed to be transferred to the Company in any forms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2012, 2013 and 2014, profit appropriation to the general reserve fund and the statutory surplus fund (“statutory reserve”) totaled US$2,938, US$6,698 and US$941, respectively, and there was no profit appropriation to other reserve funds for any of those years.

Earnings (loss) per share

(ag) Earnings (loss) per share

Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed using the weighted average number of common shares and potential common shares outstanding during the period for options and restricted shares under treasury stock method and for convertible debts under if-convertible method, if dilutive. Potential common shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Earnings per share is computed on Class A common shares and Class B commons shares together, because both classes have the same dividend rights and the same participation rights in the Company's undistributed earnings.

Related parties

(ah) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income

(ai) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding those resulting from investments by and distributions to shareholders. Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustment and unrealized gain or loss from available-for-sale investments.

Segment reporting

(aj) Segment reporting

Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Group's chief operating decision-maker (“CODM”), Chairman of the Board and Chief Executive Officer, in deciding how to allocate resources and assess performance.

The Company's organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company's business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company's operating segments are based on its organizational structure and information reviewed by the Company's CODM to evaluate the operating segment results.

Before 2012, the Group principally engaged in consumer mobile security and other services and operated and managed this business as a single segment. In 2012, the Group expanded its business by the acquisition of NationSky in enterprise mobility services and the acquisition of FL Mobile and its subsidiary, Red, in mobile games and advertising services. In 2013 and 2014, the Group enhanced its business in enterprise mobility services and other services by a series of acquisitions, and generates revenue from the operations of such businesses. See Note 4 – “Business Combination” for more details.

The Company has determined that the business segments that constitute its primary reportable segments are consumer and enterprise. The consumer segment primarily consists of mobile value added services, which includes mobile security services, mobile games and live mobile social video platform, advertising services and other services. The enterprise segment mainly consists of technology and software development services and hardware sales aggregated under enterprise mobility revenues.

Fair value measurement

(ak) Fair value measurement

The Company's financial instruments include cash equivalents, term deposits, short-term investments, accounts receivable, certain other current and non-current assets, accounts payable, accrued expenses and other current liabilities and other non-current liabilities. For fair value measurement, U.S. GAAP establishes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—other inputs that are directly or indirectly observable in the marketplace.

Level 3—unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See Note 11 – Fair value measurements.

Effect of Recent Accounting Pronouncements

(al) Effect of Recent Accounting Pronouncements

In May of 2014, the FASB issued Topic 606, “Revenue from Contracts with Customers”. This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP and IFRS. Simultaneously, this topic supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the five steps: 1) identify the contract(s) with a customer; 2) identify the performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price to the performance obligations in the contract; 5) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. This amendments shall be applied retrospectively either to each prior reporting periods or with the cumulative effect of initially applying this amendments recognized at the date of initial application. There is no impact on the consolidated financial statements for current reporting periods since early adoption is not permitted. The Group is in process of evaluating the cumulative effect on the consolidated financial statements of adopting this guidance so as to transit to the new revenue recognition guidance in the year of 2016.

In June of 2014, the FASB issued guidance on “Stock Compensation –Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period”. The amendments clarify that a performance target that affects vesting and that could be achieved after the requisite service period should be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. No matter when the performance target becomes probable of being achieved, the compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group had evaluated that there is no impact on the consolidated financial statements of adopting this guidance.

In August 2014, the FASB issued Presentation of Financial Statements – Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Company does not anticipate that this adoption will have a significant impact on its financial position, results of operations, or cash flows.

As of March 15, 2015, the Financial Accounting Standards Board (“FASB”) has issued ASU No. 2014-01 through ASU 2015-02, which are not expected to have a material impact on the consolidated financial statements upon adoption.